Critical Accounting Estimates and Judgments (Details Textual) $ in Thousands, $ in Thousands	7 Months Ended		12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0	$ 0	$ (2,157)	$ 0